Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB STRATEGIC TRUST
Prospectus Date	rr_ProspectusDate	Dec. 18, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB STRATEGIC TRUST

Schwab® U.S. Dividend Equity ETF

(the Fund)

Supplement dated June 15, 2020 to the Fund’s currently effective Summary Prospectus,

Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Statutory Prospectus, and SAI and should be read in conjunction with the Summary Prospectus, Statutory Prospectus and SAI.

S&P Dow Jones Indices, the index provider of the Dow Jones U.S. Dividend 100TM Index, recently announced that effective, June 22, 2020, the index constituent weighting methodology will be modified to change the individual constituent weight cap threshold and to establish a daily weight cap test on all constituents. These changes will be implemented in connection with the index’s upcoming quarterly rebalance.

As a result, effective June 22, 2020, the following changes will be effective with respect to the Fund:

1.	Summary Prospectus and Statutory Prospectus – “Principal Investment Strategies” section: The second paragraph is deleted and replaced in its entirety with the following:

All index eligible stocks must have sustained at least 10 consecutive years of dividend payments, have a minimum float-adjusted market capitalization of $500 million USD and meet minimum liquidity criteria. The index components are then selected by evaluating the highest dividend yielding stocks based on four fundamentals-based characteristics — cash flow to total debt, return on equity, dividend yield and 5-year dividend growth rate. Stocks in the index are weighted based on a modified market capitalization approach. No single stock can represent more than 4.0% of the index and no single sector, as defined by the index provider, can represent more than 25% of the index, as measured at the time of index construction, reconstitution and rebalance. The index composition is reviewed annually and rebalanced quarterly.

Schwab U.S. Dividend Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB STRATEGIC TRUST

Schwab® U.S. Dividend Equity ETF

(the Fund)

Supplement dated June 15, 2020 to the Fund’s currently effective Summary Prospectus,

Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Statutory Prospectus, and SAI and should be read in conjunction with the Summary Prospectus, Statutory Prospectus and SAI.

S&P Dow Jones Indices, the index provider of the Dow Jones U.S. Dividend 100TM Index, recently announced that effective, June 22, 2020, the index constituent weighting methodology will be modified to change the individual constituent weight cap threshold and to establish a daily weight cap test on all constituents. These changes will be implemented in connection with the index’s upcoming quarterly rebalance.

As a result, effective June 22, 2020, the following changes will be effective with respect to the Fund:

1.	Summary Prospectus and Statutory Prospectus – “Principal Investment Strategies” section: The second paragraph is deleted and replaced in its entirety with the following:

All index eligible stocks must have sustained at least 10 consecutive years of dividend payments, have a minimum float-adjusted market capitalization of $500 million USD and meet minimum liquidity criteria. The index components are then selected by evaluating the highest dividend yielding stocks based on four fundamentals-based characteristics — cash flow to total debt, return on equity, dividend yield and 5-year dividend growth rate. Stocks in the index are weighted based on a modified market capitalization approach. No single stock can represent more than 4.0% of the index and no single sector, as defined by the index provider, can represent more than 25% of the index, as measured at the time of index construction, reconstitution and rebalance. The index composition is reviewed annually and rebalanced quarterly.